Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	$ 70,180	$ 51,069
Accrued income and other assets	128,904	66,140
Total Assets	4,999,787	4,704,740
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	39,433	39,357
Subordinated debentures	39,660	39,592
Accrued expenses and other liabilities	108,023	80,208
Total shareholders’ equity	347,596	398,484	$ 389,522	$ 350,169
Total Liabilities and Shareholders’ Equity	4,999,787	4,704,740
Parent Company
Assets
Cash and due from banks	10,502	6,093
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	376,930	432,949
Accrued income and other assets	6,220	96
Total Assets	433,652	479,138
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	39,433	39,357
Subordinated debentures	39,660	39,592
Accrued expenses and other liabilities	6,048	844
Total shareholders’ equity	348,511	399,345
Total Liabilities and Shareholders’ Equity	$ 433,652	$ 479,138